Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	$ 10,487	$ 12,215
Undrawn committed facilities	3,983	4,370
Within 1 year [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	549	1,257
Undrawn committed facilities	19	10
Between1 and 2 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,422	467
Undrawn committed facilities	0	5
Between 2 and 3 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	676	1,552
Undrawn committed facilities	0	61
Between 3 and 4 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,277	733
Undrawn committed facilities	0	0
Between 4 and 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	845	1,320
Undrawn committed facilities	3,964	4,294
After 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	5,718	6,886
Undrawn committed facilities	$ 0	$ 0